Derivative Financial Instruments - Summary of Effectiveness of Cash Flow and Net Investment Hedges on Consolidated Statement of Income and Consolidated Statement of Other Comprehensive Income (Detail) - CAD ($)
$ in Millions
	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of information about amounts that affected statement of income and statement of comprehensive income as result of hedge accounting [line items]
AOCI as at November 1, 2017	$ (3,417)	$ (2,650)
Net gains (losses) recognized in OCI	(29)	(1,462)
Amount reclassified to net income as the hedged item affects net income	769	811
Amount reclassified to net income for hedges of forecasted transactions that are no longer expected to occur	(4)	(22)
Net gains (losses) included in non-financial asset/liability as a result of a hedged forecasted transaction	(11)	(94)
AOCI as at October 31, 2018	(2,692)	(3,417)
Active hedges	(3,184)	(3,387)
Discountinued hedges	492	(30)
Cash flow hedges [member]
Disclosure of information about amounts that affected statement of income and statement of comprehensive income as result of hedge accounting [line items]
AOCI as at November 1, 2017	(166)	320
Net gains (losses) recognized in OCI	361	(1,181)
Amount reclassified to net income as the hedged item affects net income	611	811
Amount reclassified to net income for hedges of forecasted transactions that are no longer expected to occur	(4)	(22)
Net gains (losses) included in non-financial asset/liability as a result of a hedged forecasted transaction	(11)	(94)
AOCI as at October 31, 2018	791	(166)
Active hedges	224	(188)
Discountinued hedges	567	22
Cash flow hedges [member] | Interest rate risk [member]
Disclosure of information about amounts that affected statement of income and statement of comprehensive income as result of hedge accounting [line items]
AOCI as at November 1, 2017	(154)	104
Net gains (losses) recognized in OCI	532	(341)
Amount reclassified to net income as the hedged item affects net income	85	83
AOCI as at October 31, 2018	463	(154)
Active hedges	(148)	(262)
Discountinued hedges	611	108
Cash flow hedges [member] | Currency or interest rate risk [member]
Disclosure of information about amounts that affected statement of income and statement of comprehensive income as result of hedge accounting [line items]
AOCI as at November 1, 2017	(450)	(151)
Net gains (losses) recognized in OCI	749	(524)
Amount reclassified to net income as the hedged item affects net income	(91)	225
AOCI as at October 31, 2018	208	(450)
Active hedges	260	(352)
Discountinued hedges	(52)	(98)
Cash flow hedges [member] | Currency risk [member]
Disclosure of information about amounts that affected statement of income and statement of comprehensive income as result of hedge accounting [line items]
AOCI as at November 1, 2017	445	321
Net gains (losses) recognized in OCI	(1,003)	(224)
Amount reclassified to net income as the hedged item affects net income	672	464
Amount reclassified to net income for hedges of forecasted transactions that are no longer expected to occur	(4)	(22)
Net gains (losses) included in non-financial asset/liability as a result of a hedged forecasted transaction	(11)	(94)
AOCI as at October 31, 2018	99	445
Active hedges	91	433
Discountinued hedges	8	12
Cash flow hedges [member] | Equity price risk [member]
Disclosure of information about amounts that affected statement of income and statement of comprehensive income as result of hedge accounting [line items]
AOCI as at November 1, 2017	(7)	46
Net gains (losses) recognized in OCI	83	(92)
Amount reclassified to net income as the hedged item affects net income	(55)	39
AOCI as at October 31, 2018	21	(7)
Active hedges	21	(7)
Hedges of net investment in foreign operations [member] | Currency risk [member]
Disclosure of information about amounts that affected statement of income and statement of comprehensive income as result of hedge accounting [line items]
AOCI as at November 1, 2017	(3,251)	(2,970)
Net gains (losses) recognized in OCI	(390)	(281)
Amount reclassified to net income as the hedged item affects net income	158
AOCI as at October 31, 2018	(3,483)	(3,251)
Active hedges	(3,408)	(3,199)
Discountinued hedges	$ (75)	$ (52)